Note 7 - Exploration and Evaluation Assets - Components of Exploration and Evaluation Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Total for the year	$ 15	$ 0
Prospective land claim package [member]
Statement Line Items [Line Items]
Option payments	250	75
Reclamation obligation	149	260
Total acquisition costs	399	335
Geochemical	78	142
Camp and site costs	411	354
Drilling	198
Geological consulting	2,216	1,784
Geophysical	430	100
Land taxes and government fees	787	411
Legal, community and other consultation costs	393	260
Travel	294	232
Total for the year	5,206	3,618
Balance, exploration and evaluation	7,266	3,648
Balance, exploration and evaluation	$ 12,472	$ 7,266